Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2011	Jul. 31, 2011	Dec. 31, 2010
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	PH
Entity Registrant Name	PARKER HANNIFIN CORP
Entity Central Index Key	0000076334
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		155,061,050
Entity Public Float			$ 13,856,268,971